Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Significant Accounting Policies [Line Items]
Allowance for credit losses on marketable securities
Allowance for credit losses on available-for-sale marketable securities		$ 93
Inventory write off	$ 4,607	22,001	11,445
Useful life of the equipment on lease	49 years
Additional term	49 years
Internal use software	3 years
Remaining economic life underlying asset percentage	75.00%
Fair value of underlying asset percentage	90.00%
Operating segment	1
Impairment loss		1,118
Provisions for estimated sales returns	$ 1,243	1,166
Contract liabilities	2,357	2,218
Revenues	2,158
Remaining performance obligations	4,422
Service contract amount	10,073	7,424
Amortization expenses	$ 1,366	848
Percentage of exercise factor	150.00%
Percentage of share-based compensation to other employees	100.00%
Option contracts amounted		595
Maximum tax benefit	50.00%
Allowance for credit loss	$ 9,243	5,227
Provision allowance for credit loss amount	4,299	5,152
Write-off amount	283	663
Trade receivables sold to financial institutions	2,739	2,262	616
Financial expenses related to factoring arrangements	$ 340	356	41
Monthly deposits rate	8.33%
Severance expenses	$ 3,066	$ 3,144	$ 3,554
Anti-dilutive effect (in Shares) | shares	2,752,644	2,306,577	1,718,661
Workforce reduction	4.00%	10.00%
Restructuring plan	$ 1,172	$ 4,558
Inventories [Member]
Significant Accounting Policies [Line Items]
Inventory write off	$ 789	11,009
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life of the equipment on lease	7 years
Manufacturing Facility [Member]
Significant Accounting Policies [Line Items]
Internal use software	25 years
Restructuring [Member]
Significant Accounting Policies [Line Items]
Inventory write off		$ 11,009
Independent Distributor [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Distributors accounted revenues	9.00%	13.00%	19.00%